Loans, net - Summary of classification of direct loan portfolio (Detail) - PEN (S/)	Dec. 31, 2021	Dec. 31, 2020
Summary of loans receivables [line Items]
Direct loans		S/ 6,617,000,000
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	S/ 44,688,222,000	43,081,904,000
Gross carrying amount [member] | Commercial loans [member]
Summary of loans receivables [line Items]
Direct loans	22,118,918,000	22,001,567,000
Gross carrying amount [member] | Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	12,514,499,000	11,416,175,000
Gross carrying amount [member] | Mortgage loans [member]
Summary of loans receivables [line Items]
Direct loans	8,552,304,000	7,721,267,000
Gross carrying amount [member] | Small and micro-business loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,502,501,000	S/ 1,942,895,000